Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Apr. 11, 2022	May 31, 2016	May 31, 2022	May 31, 2026	May 31, 2017	May 31, 2023	May 31, 2018	May 31, 2024	May 31, 2019	May 30, 2025	May 29, 2020	May 29, 2026	May 28, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 30, 2025	May 29, 2026
C000234173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP
Accumulated Value	[1],[2]	$ 10,000		$ 9,423.28541			$ 9,490.226996		$ 10,527.89218		$ 11,166.72336		$ 12,190.95512
C000234177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP
Accumulated Value	[3],[4]	10,000		9,246.503516			9,065.704821		10,544.04659		11,434.61281		13,229.26153
C000234181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP
Accumulated Value	[5],[6]	10,000		9,375.324228			9,600.032461		10,049.44874		10,648.67053		11,770.5769
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global Aggregate Bond Index
Accumulated Value		10,000	$ 100,000	9,753.105346		$ 100,767.5998	9,316.29817	$ 102,503.2033	9,388.316296	$ 105,670.6674	10,048.69838	$ 111,582.9216	10,375.90442	$ 116,566.9414	$ 101,167.1556	$ 96,636.23567	$ 97,383.26635	$ 104,233.2874	$ 107,627.3351
J P Morgan CEMBI Broad Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					J.P. Morgan CEMBI Broad Diversified Index
Accumulated Value		10,000	100,000	9,823.58296		108,499.5818	9,954.928878	109,022.6227	10,896.76486	117,066.2279	11,695.51482	120,800.0253	12,614.41442	133,770.9953	119,315.2933	120,910.5948	132,349.9481	142,051.4069	153,212.1795
J P Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					J.P. Morgan EMBI Global Diversified Index
Accumulated Value		10,000	100,000	9,717.583092		109,774.0499	9,573.425239	109,162.3633	10,625.04326	117,301.7413	11,479.2946	117,746.4976	13,047.39989	130,105.0596	110,094.1546	108,460.9361	120,375.1122	130,053.2471	147,818.9018
J P Morgan GBI EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					J.P. Morgan GBI-EM Global Diversified Index
Accumulated Value		$ 10,000	$ 100,000	$ 9,746.218089		$ 112,164.9252	$ 10,044.72264	$ 113,292.8647	$ 10,555.76013	$ 113,684.3246	$ 11,562.07362	$ 116,018.6878	$ 12,791.63738	$ 125,748.171	$ 104,942.2105	$ 108,156.3524	$ 113,658.9385	$ 124,494.3991	$ 137,733.7025

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[5]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.